DEBT - Schedule of Interest Expense Related (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 1,834	$ 4,615	$ 4,582
Loss in respect of convertible loan extinguishment	0	53	1,206
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	1,710	1,699	1,693
Non-cash amortization of debt discount	0	0	0
Interest expense	0	0	0
Loss in respect of convertible loan extinguishment	0	0	0
Total interest expense recognized	$ 1,710	$ 1,699	$ 1,693
Effective interest rate	0.37%	0.37%	0.37%
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 14	$ 316	$ 303
Non-cash amortization of debt discount	110	2,600	2,587
Interest expense	46	1,101	1,127
Loss in respect of convertible loan extinguishment	0	53	1,206
Total interest expense recognized	$ 170	$ 4,070	$ 5,223
Effective interest rate	4.65%	4.65%	4.65%